Revenue from contracts with customers (Details) - Schedule of revenues from contracts with customers - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Primary geographical markets
Total Primary geographical markets	S/ 4,405,124	S/ 4,141,398	S/ 3,185,553
Major products/ service lines
Total Major products/ service lines	4,405,124	4,141,398	3,185,553
Timing of revenue recognition
Total Timing of revenue recognition	4,405,124	4,141,398	3,185,553
Revenue from contracts with customers	4,405,124	4,141,398	3,185,553
Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines	2,451,067	2,467,477	1,854,819
Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines	204,327	251,424	175,909
Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines	145,874	192,103	149,095
Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines	387,049	347,377	343,870
Road concession services [Member]
Major products/ service lines
Total Major products/ service lines	354,289	287,331	247,494
Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines	4,412	3,650	3,359
Property Rental [Member]
Major products/ service lines
Total Major products/ service lines	6,037	9,665	8,893
Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines	2,912	2,889	7,865
Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines	361,239	229,726	173,546
Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines	487,918	349,756	220,703
Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition	1,003,980	784,139	560,102
Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition	3,401,144	3,357,259	2,625,451
Engineering and Construction [Member]
Primary geographical markets
Total Primary geographical markets			2,030,728
Major products/ service lines
Total Major products/ service lines			2,030,728
Timing of revenue recognition
Total Timing of revenue recognition			2,030,728
Revenue from contracts with customers			2,030,728
Engineering and Construction [Member] | Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines			1,854,819
Engineering and Construction [Member] | Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines			175,909
Engineering and Construction [Member] | Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Road concession services [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Property Rental [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Engineering and Construction [Member] | Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition			2,030,728
Engineering and Construction [Member]
Primary geographical markets
Total Primary geographical markets		2,718,901
Major products/ service lines
Total Major products/ service lines		2,718,901
Timing of revenue recognition
Total Timing of revenue recognition		2,718,901
Revenue from contracts with customers		2,718,901
Engineering and Construction [Member] | Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines		2,467,477
Engineering and Construction [Member] | Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines		251,424
Engineering and Construction [Member] | Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Road concession services [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Property Rental [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Engineering and Construction [Member] | Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition		2,718,901
Engineering and Construction [Member]
Primary geographical markets
Total Primary geographical markets	2,655,394
Major products/ service lines
Total Major products/ service lines	2,655,394
Timing of revenue recognition
Total Timing of revenue recognition	2,655,394
Revenue from contracts with customers	2,655,394
Engineering and Construction [Member] | Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines	2,451,067
Engineering and Construction [Member] | Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines	204,327
Engineering and Construction [Member] | Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Road concession services [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Property Rental [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines
Engineering and Construction [Member] | Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Engineering and Construction [Member] | Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition	2,655,394
Energy [Member]
Primary geographical markets
Total Primary geographical markets			369,798
Major products/ service lines
Total Major products/ service lines			369,798
Timing of revenue recognition
Total Timing of revenue recognition			369,798
Revenue from contracts with customers			369,798
Energy [Member] | Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines			149,095
Energy [Member] | Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Road concession services [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Property Rental [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines			220,703
Energy [Member] | Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition			369,798
Energy [Member] | Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Energy [Member]
Primary geographical markets
Total Primary geographical markets		541,859
Major products/ service lines
Total Major products/ service lines		541,859
Timing of revenue recognition
Total Timing of revenue recognition		541,859
Revenue from contracts with customers		541,859
Energy [Member] | Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines		192,103
Energy [Member] | Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Road concession services [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Property Rental [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines		349,756
Energy [Member] | Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition		541,859
Energy [Member] | Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Energy [Member]
Primary geographical markets
Total Primary geographical markets	633,792
Major products/ service lines
Total Major products/ service lines	633,792
Timing of revenue recognition
Total Timing of revenue recognition	633,792
Revenue from contracts with customers	633,792
Energy [Member] | Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines	145,874
Energy [Member] | Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Road concession services [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Property Rental [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines
Energy [Member] | Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines	487,918
Energy [Member] | Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition	633,792
Energy [Member] | Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Infrastructure [Member]
Primary geographical markets
Total Primary geographical markets			594,723
Major products/ service lines
Total Major products/ service lines			594,723
Timing of revenue recognition
Total Timing of revenue recognition			594,723
Revenue from contracts with customers			594,723
Infrastructure [Member] | Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines			343,870
Infrastructure [Member] | Road concession services [Member]
Major products/ service lines
Total Major products/ service lines			247,494
Infrastructure [Member] | Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines			3,359
Infrastructure [Member] | Property Rental [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Infrastructure [Member] | Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition			594,723
Infrastructure [Member]
Primary geographical markets
Total Primary geographical markets		638,358
Major products/ service lines
Total Major products/ service lines		638,358
Timing of revenue recognition
Total Timing of revenue recognition		638,358
Revenue from contracts with customers		638,358
Infrastructure [Member] | Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines		347,377
Infrastructure [Member] | Road concession services [Member]
Major products/ service lines
Total Major products/ service lines		287,331
Infrastructure [Member] | Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines		3,650
Infrastructure [Member] | Property Rental [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Infrastructure [Member] | Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition		638,358
Infrastructure [Member]
Primary geographical markets
Total Primary geographical markets	745,750
Major products/ service lines
Total Major products/ service lines	745,750
Timing of revenue recognition
Total Timing of revenue recognition	745,750
Revenue from contracts with customers	745,750
Infrastructure [Member] | Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines	387,049
Infrastructure [Member] | Road concession services [Member]
Major products/ service lines
Total Major products/ service lines	354,289
Infrastructure [Member] | Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines	4,412
Infrastructure [Member] | Property Rental [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines
Infrastructure [Member] | Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Infrastructure [Member] | Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition	745,750
Real Estate [Member]
Primary geographical markets
Total Primary geographical markets			182,439
Major products/ service lines
Total Major products/ service lines			182,439
Timing of revenue recognition
Total Timing of revenue recognition			182,439
Revenue from contracts with customers			182,439
Real Estate [Member] | Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Road concession services [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Property Rental [Member]
Major products/ service lines
Total Major products/ service lines			8,893
Real Estate [Member] | Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines			173,546
Real Estate [Member] | Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition			182,439
Real Estate [Member] | Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Real Estate [Member]
Primary geographical markets
Total Primary geographical markets		239,391
Major products/ service lines
Total Major products/ service lines		239,391
Timing of revenue recognition
Total Timing of revenue recognition		239,391
Revenue from contracts with customers		239,391
Real Estate [Member] | Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Road concession services [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Property Rental [Member]
Major products/ service lines
Total Major products/ service lines		9,665
Real Estate [Member] | Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines		229,726
Real Estate [Member] | Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition		239,391
Real Estate [Member] | Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Real Estate [Member]
Primary geographical markets
Total Primary geographical markets	367,276
Major products/ service lines
Total Major products/ service lines	367,276
Timing of revenue recognition
Total Timing of revenue recognition	367,276
Revenue from contracts with customers	367,276
Real Estate [Member] | Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Road concession services [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Property Rental [Member]
Major products/ service lines
Total Major products/ service lines	6,037
Real Estate [Member] | Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines	361,239
Real Estate [Member] | Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines
Real Estate [Member] | Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition	367,276
Real Estate [Member] | Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Parent Company Operations [Member]
Primary geographical markets
Total Primary geographical markets			7,865
Major products/ service lines
Total Major products/ service lines			7,865
Timing of revenue recognition
Total Timing of revenue recognition			7,865
Revenue from contracts with customers			7,865
Parent Company Operations [Member] | Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Road concession services [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Property Rental [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines			7,865
Parent Company Operations [Member] | Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition			7,865
Parent Company Operations [Member] | Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Parent Company Operations [Member]
Primary geographical markets
Total Primary geographical markets		2,889
Major products/ service lines
Total Major products/ service lines		2,889
Timing of revenue recognition
Total Timing of revenue recognition		2,889
Revenue from contracts with customers		2,889
Parent Company Operations [Member] | Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Road concession services [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Property Rental [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines		2,889
Parent Company Operations [Member] | Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition		2,889
Parent Company Operations [Member] | Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Parent Company Operations [Member]
Primary geographical markets
Total Primary geographical markets	2,912
Major products/ service lines
Total Major products/ service lines	2,912
Timing of revenue recognition
Total Timing of revenue recognition	2,912
Revenue from contracts with customers	2,912
Parent Company Operations [Member] | Construction Activities [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Engineering Services [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Oil and Gas Extraction, Storage and Dispatching Service [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Transportation Services [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Road concession services [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Water Treatment Service [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Property Rental [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Parent Company Services and Others [Member]
Major products/ service lines
Total Major products/ service lines	2,912
Parent Company Operations [Member] | Sale of Real Estate and Lots [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Sale of Oil and Gas [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company Operations [Member] | Transferred at a Point In Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition	2,912
Parent Company Operations [Member] | Transferred Over Time [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Peru [Member]
Primary geographical markets
Total Primary geographical markets	3,544,465	3,284,673	2,510,414
Peru [Member] | Engineering and Construction [Member]
Primary geographical markets
Total Primary geographical markets			1,355,589
Peru [Member] | Engineering and Construction [Member]
Primary geographical markets
Total Primary geographical markets		1,862,176
Peru [Member] | Engineering and Construction [Member]
Primary geographical markets
Total Primary geographical markets	1,794,735
Peru [Member] | Energy [Member]
Primary geographical markets
Total Primary geographical markets			369,798
Peru [Member] | Energy [Member]
Primary geographical markets
Total Primary geographical markets		541,859
Peru [Member] | Energy [Member]
Primary geographical markets
Total Primary geographical markets	633,792
Peru [Member] | Infrastructure [Member]
Primary geographical markets
Total Primary geographical markets			594,723
Peru [Member] | Infrastructure [Member]
Primary geographical markets
Total Primary geographical markets		638,358
Peru [Member] | Infrastructure [Member]
Primary geographical markets
Total Primary geographical markets	745,750
Peru [Member] | Real Estate [Member]
Primary geographical markets
Total Primary geographical markets			182,439
Peru [Member] | Real Estate [Member]
Primary geographical markets
Total Primary geographical markets		239,391
Peru [Member] | Real Estate [Member]
Primary geographical markets
Total Primary geographical markets	367,276
Peru [Member] | Parent Company Operations [Member]
Primary geographical markets
Total Primary geographical markets			7,865
Peru [Member] | Parent Company Operations [Member]
Primary geographical markets
Total Primary geographical markets		2,889
Peru [Member] | Parent Company Operations [Member]
Primary geographical markets
Total Primary geographical markets	2,912
Chile [Member]
Primary geographical markets
Total Primary geographical markets	708,996	750,565	521,076
Chile [Member] | Engineering and Construction [Member]
Primary geographical markets
Total Primary geographical markets			521,076
Chile [Member] | Engineering and Construction [Member]
Primary geographical markets
Total Primary geographical markets		750,565
Chile [Member] | Engineering and Construction [Member]
Primary geographical markets
Total Primary geographical markets	708,996
Chile [Member] | Energy [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Energy [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Energy [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Infrastructure [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Infrastructure [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Infrastructure [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Real Estate [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Real Estate [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Real Estate [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Parent Company Operations [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Parent Company Operations [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Parent Company Operations [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member]
Primary geographical markets
Total Primary geographical markets	151,663	106,160	151,876
Colombia [Member] | Engineering and Construction [Member]
Primary geographical markets
Total Primary geographical markets			151,876
Colombia [Member] | Engineering and Construction [Member]
Primary geographical markets
Total Primary geographical markets		106,160
Colombia [Member] | Engineering and Construction [Member]
Primary geographical markets
Total Primary geographical markets	151,663
Colombia [Member] | Energy [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Energy [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Energy [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Infrastructure [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Infrastructure [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Infrastructure [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Real Estate [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Real Estate [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Real Estate [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Parent Company Operations [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Parent Company Operations [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Parent Company Operations [Member]
Primary geographical markets
Total Primary geographical markets
Mexico [Member]
Primary geographical markets
Total Primary geographical markets			2,187
Mexico [Member] | Engineering and Construction [Member]
Primary geographical markets
Total Primary geographical markets			2,187
Mexico [Member] | Engineering and Construction [Member]
Primary geographical markets
Total Primary geographical markets
Mexico [Member] | Engineering and Construction [Member]
Primary geographical markets
Total Primary geographical markets
Mexico [Member] | Energy [Member]
Primary geographical markets
Total Primary geographical markets
Mexico [Member] | Energy [Member]
Primary geographical markets
Total Primary geographical markets
Mexico [Member] | Energy [Member]
Primary geographical markets
Total Primary geographical markets
Mexico [Member] | Infrastructure [Member]
Primary geographical markets
Total Primary geographical markets
Mexico [Member] | Infrastructure [Member]
Primary geographical markets
Total Primary geographical markets
Mexico [Member] | Infrastructure [Member]
Primary geographical markets
Total Primary geographical markets
Mexico [Member] | Real Estate [Member]
Primary geographical markets
Total Primary geographical markets
Mexico [Member] | Real Estate [Member]
Primary geographical markets
Total Primary geographical markets
Mexico [Member] | Real Estate [Member]
Primary geographical markets
Total Primary geographical markets
Mexico [Member] | Parent Company Operations [Member]
Primary geographical markets
Total Primary geographical markets
Mexico [Member] | Parent Company Operations [Member]
Primary geographical markets
Total Primary geographical markets
Mexico [Member] | Parent Company Operations [Member]
Primary geographical markets
Total Primary geographical markets